Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 216,292	$ 162,102
Restricted cash	12,487	13,617
Marketable securities		409
Short-term bank deposits	789	9,550
Accounts receivable - trade	326,343	284,192
Prepaid expenses and other current assets	47,258	55,906
Inventories	132,435	133,250
Total current assets	735,604	659,026
INVESTMENTS AND NON-CURRENT ASSETS:
Marketable securities	7,012	5,637
Funds in respect of employee rights upon retirement	8,375	8,130
Deferred income taxes	19,840	20,147
Equity method investees and other receivables	9,113	10,144
Total investments and non-current assets	44,340	44,058
PROPERTY, PLANT AND EQUIPMENT, net	62,375	58,982
OTHER INTANGIBLE ASSETS, net	84,210	109,635
GOODWILL	176,374	170,177
Total assets	1,102,903	1,041,878
CURRENT LIABILITIES:
Current maturities of long-term loan	16,364	13,937
Accounts payable and accruals:
Trade	72,085	65,037
Other	114,692	94,930
Deferred income	28,576	29,282
Total current liabilities	231,717	203,186
LONG-TERM LIABILITIES:
Long-term loan, net	72,002	218,372
Liability with respect to Applied Microstructures, Inc. ("AMST")	1,471
Liability for employee rights upon retirement	22,973	21,535
Deferred income taxes	14,392	16,984
Other tax liabilities	7,567	14,045
Total long-term liabilities	118,405	270,936
COMMITMENTS AND CONTINGENT LIABILITIES (see Note 9)
Total liabilities	350,122	474,122
EQUITY:
Ordinary shares of New Israeli Shekels ("NIS") 0.14 par value per share ("Ordinary Shares") Authorized at December 31, 2016 and 2015: 80,000,000 Ordinary Shares Issued at December 31, 2016 and 2015: 53,219,226 and 48,490,093 Ordinary Shares, respectively Outstanding at December 31, 2016 and 2015: 47,808,453 and 43,079,320 Ordinary Shares, respectively	2,381	2,209
Additional paid-in capital	420,185	306,612
Retained earnings	440,159	360,721
Accumulated other comprehensive loss	(9,221)	(1,506)
Less treasury shares, at cost at December 31, 2016 and 2015: 5,410,773 Ordinary Shares	(99,539)	(99,539)
Total Orbotech Ltd. equity	753,965	568,497
Non-controlling interests	(1,184)	(741)
Total equity	752,781	567,756
Total liabilities and equity	$ 1,102,903	$ 1,041,878